[Graphic]
Federated Investors

Federated Stock and Bond Fund, Inc.

SEMI-ANNUAL REPORT
APRIL 30, 1997
FUND INCEPTION 1968

PRESIDENT'S MESSAGE

[Graphic]

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of Federated Stock and Bond Fund, Inc. The report covers the six-month period from November 1, 1996, through April 30, 1997. First, you'll find a discussion with portfolio managers Peter R. Anderson, Senior Vice President, and Joseph Balestrino, Vice President, Federated Management. Following their discussions detailing both the stock and bond markets and the fund's strategies, are a series of performance charts, a complete listing of the fund's holdings, and the financial statements.

Federated Stock and Bond Fund, Inc. is managed to help you participate in two fundamental financial markets. This diversification between stocks and bonds may help provide a degree of protection of your capital in uncertain economic times as you pursue growth of capital and income. The fund's balanced portfolio of more than 230 stocks and bonds reflects an emphasis on diversification and quality. At the end of the reporting period, approximately 61% of the fund's assets were in stocks and 37% in bonds.

During the reporting period, the fund's stock holdings helped the portfolio weather a volatile bond market. Good income distributions and capital gains helped the fund produce a total return, based on net asset value, of more than 8.00% across all share classes.*

                        TOTAL            CAPITAL
                        RETURN  INCOME    GAINS          NAV CHANGE
 Class A Shares         8.53%     $0.28   $1.91     $18.96 TO $18.31= -3%
 Class B Shares         8.18%     $0.23   $1.91     $18.96 TO $18.30= -3%
 Class C Shares         8.12%     $0.23   $1.91     $18.96 TO $18.29= -3%

Thank you for participating in the growth and income potential of Federated Stock and Bond Fund, Inc. Remember, if you are not already doing so, it is easy to increase your participation in the performance potential of this diversified stock and bond portfolio by reinvesting your distributions automatically in additional fund shares.

As always, we welcome your comments, questions and suggestions.

Sincerely,
[Graphic]

John F. Donahue
President
June 15, 1997

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns for the fund's Class A, B, and C Shares based on offering price were 2.58%, 2.21%, and 7.06%, respectively.

Investment Review

[Graphic]
Peter R. Anderson
Senior Vice President
Federated Management

[Graphic]
Joseph Balestrino
Vice President
Federated Management

[Graphic]
WHAT ARE YOUR COMMENTS ON THE SURGING YET VOLATILE STOCK MARKET AND THE BOND MARKET'S WEAKNESS DURING THE REPORTING PERIOD?

The stock market, as measured by The Standard & Poor's Index of 500 Common Stocks, (the "S&P 500"),* turned in a strong 14.71% total return performance over the six-month reporting period. Major stock indices continued to reach all-time highs in the fourth quarter of 1996 as economic conditions -- moderate growth, stable interest rates, subdued inflation, and rising corporate profits -- were favorable for equities.

However, the end of the reporting period was marked by a degree of volatility that investors have not seen in over five years. Since reaching its record of
816.29 in mid-February, the S&P 500 fell 7.25% through March 31, 1997. While the S&P's total return in March was -4.11%, the market recovered in April, producing a one-month total return of 5.97%. Concerns about valuation and possible earnings disappointments have caused the market to become much more selective, placing a premium on good "stock picking."

For the bond market, the total return measured by the Lehman Brothers Government/Corporate Index over the six-month reporting period was a relatively weak 1.30%.** The reporting period saw the environment for high-quality fixed-income securities turn from generally positive to negative. The fourth quarter of 1996 was generally positive, particularly in November, as interest rates fell significantly across the yield curve in response to slower economic activity. In particular, housing, consumer debt formation, and auto sales all pointed toward a business cycle that appeared to be showing signs of aging. In addition, the national election provided no surprises. The bond market reacted to this political status quo in a very positive manner.

* The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

** Lehman Brothers Government/Corporate is an unmanaged index comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. This index is unmanaged and investments cannot be made in an index.

However, the first quarter of 1997 proved to be a very negative environment for high-quality fixed-income securities. December 1996 set the stage as interest rates reversed course and rose, partly reflecting profit-taking as well as a re-emergence of housing growth. Throughout the first quarter of 1997 and the end of the reporting period, the overall economy exhibited strength that surpassed even the most aggressive of forecasts. Particularly surprising was the resurgence of consumer spending activity that quickly translated into stronger housing statistics. As a result, interest rates rose across the entire maturity spectrum, creating absolute negative total returns for many high-quality fixed-income portfolios.

[Graphic]
HOW DID THE FUND PERFORM FOR ITS SHAREHOLDERS DURING THE SIX-MONTH REPORTING PERIOD FROM NOVEMBER 1, 1996, THROUGH APRIL 30, 1997?

For the six-month reporting period, the fund's Class A, B, and C Shares produced a total return of 8.53%, 8.18%, and 8.12%, respectively, based on net asset value.*

Since its inception in 1968, the fund has continued to show solid, long-term results. For example, annualized total returns, based on net asset value, for Class A Shares for the five-year, ten-year, and since inception (12/31/68) periods ended April 30, 1997, were 11.32%, 9.53%, and 8.71%, respectively.**

[Graphic]
DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE FUND'S STOCK AND BOND HOLDINGS DURING THE REPORTING PERIOD?

In the current environment, our emphasis on valuation and quality in our stock selection process has served our shareholders well. Leadership among market sectors has been shifting with TECHNOLOGY, a former leader, under considerable pressure since late January. We reduced exposure to the Technology sector last year, based on our valuation screens, and should continue to be underweighted. Strong revenue growth for many technology companies appears to be slowing a bit. However, we still like this sector long-term and will be looking for opportunities to add some quality names. FINANCE is another sector with a favorable long-term outlook. We have been market weighted in this sector emphasizing unique, well-managed companies that we believe will be winners via restructuring and industry consolidation. During the first quarter of 1997, we also increased exposure to the RETAIL and TRANSPORTATION sectors, based on valuation and an improving fundamental outlook.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns for the fund's Class A, B, and C Shares based on offering price were 2.58%, 2.21%, and 7.06%, respectively.

** Annualized total returns for the fund's Class A Shares based on offering price for the five-year, ten-year, and since inception (12/31/68) periods ended April 30, 1997, were 10.07%, 8.91%, and 8.49%, respectively.

Recent stock additions include the following companies:

INGERSOLL-RAND CO. (1.3% of portfolio): This diversified manufacturer appears to be integrating the Clark acquisition effectively. The company also has many late-cycle businesses, such as pumps and valves that are used by the oil and chemical industries to increase plant capacity. The valuation of Ingersoll is attractive versus more cyclical machinery stocks.

BEVERLY ENTERPRISES, INC. (0.7% of portfolio): Beverly is one of the largest, long-term health care facility operators. The stock appears attractively valued based on the company's cost-cutting program and favorable demographics.

K-MART CORP. (1.1% of portfolio): A classic turnaround possibility, K-Mart paid down substantial amounts of debt in 1996, refocused on a high frequency store concept to increase store visits, and successfully increased customer satisfaction. While the firm still has a number of hurdles to clear, the risk/reward tradeoff at these levels appears to be quite favorable.

PACCAR, INC. (0.6% of portfolio): PACCAR is the market leader in the manufacture of Class 8 (big rig) trucks. The stock appears attractively valued, given an apparent bottoming of orders in late 1996. In addition, PACCAR made a good acquisition of a European truck manufacturer that will increase its presence internationally.

TELE-COMMUNICATIONS, INC. (1.2% of portfolio): The stock of TCI, the largest cable TV operator in the U.S., has been under severe pressure for three years as growth has stalled. Strategy has now focused on boosting cash flow, and getting out of non-core businesses.

Regarding bonds, the portfolio's duration was maintained within a narrow range, with a target just slightly shy of a pure neutral position. No significant duration changes are anticipated over the near term.

[Graphic]
WHAT WERE THE FUND'S TOP TEN HOLDINGS IN STOCKS AND BONDS AS OF APRIL 30, 1997, AND HOW ARE THE FUND'S HOLDINGS DIVERSIFIED BY INDUSTRY AND QUALITY?

The top holdings and sector weightings were as follows:

STOCKS
                                                       PERCENTAGE
SECURITY NAME                                     OF STOCK PORTFOLIO
Unilever N.V.                                            2.7%
PepsiCo, Inc.                                            2.5%
CIGNA Corp.                                              2.2%
Dayton-Hudson Corp.                                      2.2%
Marsh & McLennan Cos., Inc.                              2.1%
Ingersoll-Rand Co.                                       2.1%
Tele-Communications, Inc., Class A                       2.0%
MCI Communications Corp.                                 2.0%
Wal-Mart Stores, Inc.                                    2.0%
ITT Industries, Inc.                                     2.0%
     Total percentage of stock portfolio                21.8%

SECTOR WEIGHTINGS
                                           PERCENTAGE           PERCENTAGE
ASSET CLASS                              OF PORTFOLIO            OF S&P 500
Finance                                     15.5%                   14.7%
Health Care                                 12.9%                   11.1%
Consumer Non-Durables                       12.1%                   12.5%
Energy Minerals                             11.6%                    8.8%
Utilities                                   11.1%                    9.5%
Technology                                  10.0%                   15.0%
Retail Trade                                 7.1%                    4.4%
Producer Manufacturing                       6.8%                    7.6%
Basic Industry                               4.4%                    5.9%
Consumer Durables                            3.6%                    3.5%
Services                                     2.6%                    5.0%
Transportation                               2.3%                    1.4%

BONDS
                                                                  PERCENTAGE
NAME, COUPON RATE, MATURITY DATE                                 OF PORTFOLIO
Philip Morris, 6.00% due 07/15/01;
  7.750% due 01/15/27                                                4.4%
CNA Financial Corp., 7.250% due 11/15/23                             3.3%
Bank of Montreal, 7.80% due 04/01/07                                 2.8%
Trans Ocean Container, 12.250% due 07/01/04                          2.7%
American General Corp., 9.625% due 02/01/18                          2.5%
Loewen Group Int'l, 8.25% due 04/15/03                               2.4%
Delphi Funding, 9.310% due 03/25/27                                  2.3%
Reliance Industries Ltd., 8.250% due 01/15/27                        2.2%
Husky Oil Ltd., 7.125% due 11/15/06                                  2.2%
Conseco, Inc., 10.50% due 12/15/04                                   2.1%
  Total percentage of bond portfolio                                26.9%

 QUALITY COMPOSITION (CORPORATE HOLDINGS)
                                         PERCENTAGE
                                        OF PORTFOLIO
 AAA                                       11.16%
 AA                                         9.32%
 A                                         29.84%
 BBB                                       27.04%
 BB                                         9.82%
 B                                         12.82%

[Graphic]
WHAT IS YOUR OUTLOOK FOR THE MARKETS AS WE APPROACH MID-YEAR?

Concerning stocks, our valuation work does not reflect any sectors of meaningful undervaluation. The diversification of the fund and attention to valuation help to provide a defensive posture to the portfolio, which we believe is appropriate in the current market. We expect that 1997 will be a challenging year for equity investors, and superior results, in our opinion, will be based on stock selection.

Turning to bonds, with the Federal Reserve Board (the "Fed") having raised interest rates, one must be somewhat cautious, at least over the near term. A one-time interest rate hike is never the odds-on bet. On the other hand, with low inflation, the real rate of return on the long 30-year Treasury bond is well over 400 basis points, far in excess of historical norms. In this environment, we will be closely monitoring inflation indicators and may look to extend duration should the real rates of return available in today's marketplace persist. Even Fed Chairman Alan Greenspan has made specific note of high real rates and emphatically noted that "1997 is not 1994," which leads us to not anticipate a prolonged period of rising interest rates.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN

FEDERATED STOCK AND BOND FUND, INC.

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $29,000 IN THE CLASS A SHARES OF FEDERATED STOCK AND BOND FUND, INC. ON 12/31/68, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $292,034 ON 4/30/97. YOU WOULD HAVE EARNED AN 8.49%* AVERAGE ANNUAL TOTAL RETURN FOR THE 29-YEAR INVESTMENT LIFESPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/97, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 7.07%, 9.75%, and 8.50%, respectively. Class B Shares' average annual total return since inception (8/30/96) was 5.69%. Class C Shares' average annual one-year and since inception (4/19/93) total returns were 9.97% and 6.48%, respectively.**

[Graphic]

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares.

** The total return stated takes into account the 5.50% sales charge for Class A
   Shares, the 5.50% contingent deferred sales charge for Class B Shares and the 1.00% contingent deferred sales charge for Class C Shares.

   Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED STOCK AND BOND FUND, INC.

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 29 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $168,330.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Stock and Bond Fund, Inc. on 12/31/68, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $29,000, but your account would have reached a total value of $168,330 by 4/30/97. You would have earned an average annual total return of 10.50%.*

A practical investment plan helps you pursue long term growth of capital and income through a balanced portfolio of stocks and bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work!

[Graphic]

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED STOCK AND BOND FUND, INC.

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR A COLLEGE EDUCATION

David and Joan Rice are a fictional couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child. On April 30, 1987, they invested $5,000 in the Class A Shares of Federated Stock and Bond Fund, Inc. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment along with their additional monthly $250 investments totaling $35,000 has grown to $61,675. This represents a 9.66% average annual total return.* For the Rices, a dedicated program of monthly investment really paid off.

[Graphic]

* This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED STOCK AND BOND FUND, INC.

PORTFOLIO OF INVESTMENTS

APRIL 30, 1997 (UNAUDITED)

SHARES
VALUE
 COMMON STOCKS -- 61.0%
               BASIC INDUSTRY -- 2.7%
       13,500  Betz Laboratories, Inc.
$         864,000
       11,000  Dow Chemical
Co.                                                                                      933,625
       77,500  LTV
Corp.                                                                                           1,017,187
       29,500  Morton International,
Inc.                                                                          1,235,313

Total                                                                                              4,050,125
               CONSUMER DURABLES -- 2.2%
       12,000  General Motors
Corp.                                                                                  694,500
       33,000  Martin Marietta
Materials                                                                             899,250
       72,000  Rubbermaid,
Inc.                                                                                    1,728,000

Total                                                                                              3,321,750
               CONSUMER NON-DURABLES -- 7.4%
       10,400  CPC International,
Inc.                                                                               859,300
       20,600  Kimberly-Clark
Corp.                                                                                1,055,750
       65,200  PepsiCo,
Inc.                                                                                       2,273,850
       18,900  Philip Morris Cos.,
Inc.                                                                              744,188
       22,600  RJR Nabisco Holdings
Corp.                                                                            672,350
       45,000  Russell
Corp.                                                                                       1,248,750
       18,500  Tambrands,
Inc.                                                                                       869,500
       12,500  Unilever N.V.,
ADR                                                                                  2,453,125
       12,900  V.F.
Corp.                                                                                            930,413

Total                                                                                             11,107,226
               ENERGY MINERALS -- 7.1%
       17,000  Amerada-Hess
Corp.                                                                                    826,625
        6,500  Atlantic Richfield
Co.                                                                                884,812
       20,000  Chevron
Corp.                                                                                       1,370,000
       26,400  Exxon
Corp.                                                                                         1,494,900

Federated Stock and Bond Fund, Inc.

SHARES
VALUE
 COMMON STOCKS -- CONTINUED
               ENERGY MINERALS -- CONTINUED
       38,200  Occidental Petroleum Corp.
$         845,175
        4,300  Royal Dutch Petroleum Co.,
ADR                                                                        775,075
       24,500  Sun Co.,
Inc.                                                                                         670,688
       14,700  Texaco,
Inc.                                                                                        1,550,850
       52,800  USX-Marathon
Group                                                                                  1,458,600
       12,800  Western Atlas,
Inc.                                                                                   793,600

Total                                                                                             10,670,325
               FINANCE -- 9.5%
       44,000  Allmerica Financial
Corp.                                                                           1,584,000
       23,700  Allstate
Corp.                                                                                      1,552,350
       29,925  Bear Stearns Cos.,
Inc.                                                                               912,712
       13,500  CIGNA
Corp.                                                                                         2,030,062
       14,500  Chase Manhattan
Corp.                                                                               1,343,062
       24,600  Dean Witter, Discover &
Co.                                                                           940,950
       21,500  Federal National Mortgage
Association                                                                 884,187
       16,000  Marsh & McLennan Cos.,
Inc.                                                                         1,928,000
       19,600  National City
Corp.                                                                                   955,500
       17,500  Providian
Corp.                                                                                     1,010,625
       19,865  Travelers Group,
Inc.                                                                               1,100,024

Total                                                                                             14,241,472
               HEALTH CARE -- 7.9%
       23,000  Abbott
Laboratories                                                                                 1,403,000
       13,500  American Home Products
Corp.                                                                          894,375
       30,000  Bard (C.R.),
Inc.                                                                                     952,500
       69,500  Beverly Enterprises,
Inc.                                                                           1,007,750
       42,400  Biomet,
Inc.                                                                                          643,950
       27,000  Bristol-Myers Squibb
Co.                                                                            1,768,500

Federated Stock and Bond Fund, Inc.

SHARES
VALUE
 COMMON STOCKS -- CONTINUED
               HEALTH CARE -- CONTINUED
       26,000  Columbia/HCA Healthcare Corp.
$         910,000
       52,400  Healthsource,
Inc.                                                                                  1,100,400
       11,800  Merck & Co.,
Inc.                                                                                   1,067,900
       12,500  Smithkline Beecham Corp.,
ADR                                                                       1,007,813
       22,500  United Healthcare
Corp.                                                                             1,094,063

Total                                                                                             11,850,251
               PRODUCER MANUFACTURING -- 4.1%
       71,000  ITT Industries,
Inc.                                                                                1,792,750
       38,500  Ingersoll-Rand
Co.                                                                                  1,891,312
       39,000  Lexmark Intl. Group, Class
A                                                                          906,750
        9,000  Loews
Corp.                                                                                           826,875
       12,000  PACCAR,
Inc.                                                                                          838,500

Total                                                                                              6,256,187
               RETAIL TRADE -- 4.3%
       44,500  Dayton-Hudson
Corp.                                                                                 2,002,500
      124,500  K Mart
Corp.                                                                                        1,696,312
       23,800  Meyer (Fred),
Inc.                                                                                    978,775
       64,000  Wal-Mart Stores,
Inc.                                                                               1,808,000

Total                                                                                              6,485,587
               SERVICES -- 1.6%
       31,000  Block (H&R),
Inc.                                                                                     999,750
       47,800  Browning-Ferris Industries,
Inc.                                                                    1,356,325

Total                                                                                              2,356,075
               TECHNOLOGY -- 6.1%
       33,000  AMP,
Inc.                                                                                           1,183,875
       28,000  Cabletron Systems,
Inc.                                                                               966,000
       28,900  Electronic Data Systems
Corp.                                                                         964,537

Federated Stock and Bond Fund, Inc.

SHARES
VALUE
 COMMON STOCKS -- CONTINUED
               TECHNOLOGY -- CONTINUED
       22,500  General Motors Corp., Class H
$       1,209,375
        6,000  International Business Machines
Corp.                                                                 964,500
       17,000  Lucent Technologies,
Inc.                                                                           1,005,125
       14,500  Raytheon
Co.                                                                                          632,563
       13,100  Rockwell International
Corp.                                                                          871,150
       38,000  Storage Technology
Corp.                                                                            1,334,750

Total                                                                                              9,131,875
               TRANSPORTATION -- 1.4%
       38,000  Consolidated Freightways,
Inc.                                                                      1,130,500
       34,000  KLM Royal Dutch Airlines,
ADR                                                                       1,011,500

Total                                                                                              2,142,000
               UTILITIES -- 6.7%
       24,000  CMS Energy
Corp.                                                                                      762,000
       17,500  Coastal
Corp.                                                                                         831,250
       16,800  Columbia Gas System,
Inc.                                                                           1,039,500
       17,100  FPL Group,
Inc.                                                                                       763,087
       30,000  GTE
Corp.                                                                                           1,376,250
       42,500  Houston Industries,
Inc.                                                                              850,000
       48,500  MCI Communications
Corp.                                                                            1,849,062
       33,900  P G & E
Corp.                                                                                         813,600
      136,000  Tele-Communications, Inc., Class
A                                                                  1,878,500

Total                                                                                             10,163,249
                TOTAL COMMON STOCKS (IDENTIFIED COST
$75,616,653)                                                 91,776,122

Federated Stock and Bond Fund, Inc.

   SHARES OR
   PRINCIPAL

AMOUNT
VALUE
 PREFERRED STOCKS -- 0.4%
               FINANCE -- 0.3%
          500  Highwoods Properties, Inc., REIT Perpetual Pfd. Stock, Series A, $86.25
$         494,312
               PRODUCER MANUFACTURING -- 0.0%
           50 (a)Fairfield Manufacturing Co., Inc., Exchangeable Pfd. Stock, Series A,

$11.25                                                                                                 50,000
               SERVICES -- 0.1%
          511 (a)American Radio Systems Corp., Cumulative Exchangeable Pfd. Stock,

$11.38                                                                                                 50,589
          500 (a)Sinclair Broadcast Group, Inc., Pfd., Series A,
$11.63                                               50,250

Total                                                                                                100,839
                TOTAL PREFERRED STOCKS (IDENTIFIED COST
$751,144)                                                    645,151
 CORPORATE BONDS -- 36.5%
               AUTOMOTIVE -- 0.1%
 $    100,000  Collins & Aikman Products Co., Sr. Sub. Note, 11.50%,
4/15/2006                                       110,250
      100,000  Lear Corp., Sub. Note, 9.50%,
7/15/2006                                                               104,500

Total                                                                                                214,750
               BANKING -- 0.2%
      250,000  First Nationwide Holdings, Inc., Sr. Sub. Note, 9.125%,
1/15/2003                                     251,875
               BASIC INDUSTRY -- 1.0%
      250,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.75%,
8/15/2004                                                 264,375
      250,000  Pope & Talbot, Inc., 8.375%,
6/1/2013                                                                 231,618
       50,000  Riverwood International Corp., Sr. Sub. Note, 10.875%,
4/1/2008                                        41,750
      500,000  Sweden, Kingdom of, Deb., 10.25%,
11/1/2015                                                           625,870
      250,000  WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%,
12/15/2005                                            255,313

Total                                                                                              1,418,926

Federated Stockand Bond Fund, Inc.

   PRINCIPAL

AMOUNT
VALUE
 CORPORATE BONDS -- CONTINUED
               BROADCAST RADIO & TV -- 0.4%
 $    100,000  Chancellor Radio Broadcasting Co., Sr. Sub. Note, 9.375%, 10/1/2004
$          99,000
      100,000  Lamar Advertising Co., Sr. Sub. Note, 9.625%,
12/1/2006                                                99,500
      100,000  Pegasus Media, Note, 12.50%,
7/1/2005                                                                 107,500
      250,000  SCI Television, Inc., Sr. Secd. Note, 11.00%,
6/30/2005                                               264,688

Total                                                                                                570,688
               BUILDING & DEVELOPMENT -- 0.1%
      100,000  Building Materials Corp. of America, Sr. Note, 8.625%,
12/15/2006                                      98,000
               BUSINESS EQUIPMENT & SERVICES -- 0.0%
       50,000  United Stationers Supply Co., Sr. Sub. Note, 12.75%,
5/1/2005                                          55,875
               CABLE TELEVISION -- 1.2%
      200,000  Cablevision Systems Corp., Sr. Sub. Note, 9.25%,
11/1/2005                                            196,000
       50,000  Charter Communications Southeast, L.P., Sr. Note, 11.25%,
3/15/2006                                    51,875
      150,000  Comcast UK Cable, Deb., 0/11.20%,
11/15/2007                                                          104,625
      125,000 (a)Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%,

2/15/2007                                                                                              75,000
       75,000  EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%,

3/15/2004                                                                                              54,750
       50,000  Lenfest Communications Inc., Sr. Note, 8.375%,
11/1/2005                                               47,625
    1,000,000  TKR Cable, Inc., 10.50%,
10/30/2007                                                                 1,091,170
      150,000  TeleWest PLC, Sr. Disc. Deb., 0/11.00%,
10/1/2007                                                     102,000
      100,000  UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%,
5/15/2006                                             50,375

Total                                                                                              1,773,420

Federated Stock and Bond Fund, Inc.

   PRINCIPAL

AMOUNT
VALUE
 CORPORATE BONDS -- CONTINUED
               CHEMICALS & PLASTICS -- 1.0%
 $    100,000  Harris Chemical North America, Inc., Sr. Note 10.875%, 7/15/2001
$         101,500
      100,000  ISP Holding, Inc., Sr. Note, 9.00%,
10/15/2003                                                        101,500
    1,250,000 (a)Reliance Industries Ltd., Bond, 8.25%,
1/15/2027                                                  1,231,225
      100,000  Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%,
8/15/2008                                 63,000

Total                                                                                              1,497,225
               CLOTHING & TEXTILES -- 0.0%
       50,000 (a)Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%,
1/15/2007                              49,312
               CONSUMER DURABLES -- 0.5%
       50,000  Pillowtex Corp., Sr. Sub. Note, 10.00%,
11/15/2006                                                     51,563
      750,000  Smurfit Capital, Note, 6.75%,
11/20/2005                                                              718,590
       50,000  Syratech Corp., Sr. Note, 11.00%,
4/15/2007                                                            51,625

Total                                                                                                821,778
               CONSUMER NON-DURABLES -- 1.7%
      100,000  Dimon, Inc., Sr. Note, 8.875%,
6/1/2006                                                               102,625
    1,281,000  Philip Morris Cos., Inc., Deb., 6.00%,
7/15/2001                                                    1,223,124
    1,250,000  Philip Morris Cos., Inc., Deb., 7.75%,
1/15/2027                                                    1,197,713
       50,000 (a)Tultex Corp., Sr. Note, 9.625%,
4/15/2007                                                            51,750

Total                                                                                              2,575,212
               CONSUMER PRODUCTS -- 0.2%
       75,000 (a)ICON Fitness Corp., Sr. Disc. Note, 0/14.00%,
11/15/2006                                             39,375
      100,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%,
12/15/2003                                        98,750
       50,000 (a)Renaissance Cosmetics, Inc., Sr. Note, 11.75%,
2/15/2004                                             50,750
       50,000  Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%,
2/15/2003                                       52,500
       50,000  Simmons Co., Sr. Sub. Note, 10.75%,
4/15/2006                                                          51,750

Total                                                                                                293,125
               CONTAINER & GLASS PRODUCTS -- 0.0%
       50,000 (a)Plastic Containers, Inc., Sr. Secd. Note, 10.00%,
12/15/2006                                         51,438

Federated Stock and Bond Fund, Inc.

   PRINCIPAL

AMOUNT
VALUE
 CORPORATE BONDS -- CONTINUED
               ECOLOGICAL SERVICES & EQUIPMENT -- 0.1%
 $    100,000 (a)Allied Waste North America, Inc., Sr. Sub. Note, 10.25%, 12/1/2006
$         105,750
               EDUCATION -- 0.7%
    1,000,000  Harvard University, Deb., 8.125%,
4/15/2007                                                         1,075,610
               ELECTRONICS -- 0.0%
       50,000 (a)Fairchild Semiconductor Corp., Sr. Sub. Note, 10.125%,
3/15/2007                                     50,875
               ELECTRONIC TECHNOLOGY -- 0.3%
      500,000 (a)Tenaga Nasional Berhad, Deb., 7.50%,
1/15/2096                                                      465,760
               ENERGY MINERALS -- 0.1%
      100,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%,
11/1/2006                                     101,500
      100,000  United Meridian Corp., Sr. Sub. Note, 10.375%,
10/15/2005                                             107,500

Total                                                                                                209,000
               FINANCE -- 10.9%
    1,000,000  African Development Bank, Note, 6.875%,
10/15/2015                                                    944,980
    1,250,000  American General Corp., S.F. Deb., 9.625%,
2/1/2018                                                 1,356,287
    1,500,000  Bank of Montreal, Sub. Note, 7.80%,
4/1/2007                                                        1,545,735
    2,000,000  CNA Financial Corp., Deb., 7.25%,
11/15/2023                                                        1,831,340
    1,000,000  Conseco, Inc., Sr. Note, 10.50%,
12/15/2004                                                         1,163,920
      250,000  Continental Corp., Note, 8.25%,
4/15/1999                                                             257,485
    1,250,000  Delphi Financial Group, Inc., 9.31%,
3/25/2027                                                      1,262,425
    1,000,000 (a)Equitable Life, Note, 7.70%,
12/1/2015                                                              975,840
      500,000  FirstBank Puerto Rico, Sub. Note, 7.625%,
12/20/2005                                                  494,040
    1,000,000  Green Tree Financial Corp., Sr. Sub. Note, 10.25%,
6/1/2002                                         1,134,040
    1,000,000  Morgan Stanley Group, Inc., Deb., 9.25%,
3/1/1998                                                   1,026,100
    1,000,000  Norwest Financial, Inc., Note, 6.23%,
9/1/1998                                                        999,880
       50,000  Olympic Financial Ltd., Unit, 11.50%,
3/15/2007                                                        48,250
      500,000  Price REIT, Inc., Sr. Note, 7.50%,
11/5/2006                                                          497,710
    1,000,000  Santander Finance Issuances, Bank Guarantee, 7.875%,
4/15/2005                                      1,030,950

Federated Stock and Bond Fund, Inc.

   PRINCIPAL

AMOUNT
VALUE
 CORPORATE BONDS -- CONTINUED
               FINANCE -- CONTINUED
 $  1,000,000  Swedish Export Credit, 9.875%, 3/15/2038
$       1,074,650
      750,000  USF&G Corp., Company Guarantee, 8.47%,
1/10/2027                                                      734,717

Total                                                                                             16,378,349
               FOOD & DRUG RETAILER -- 0.2%
      200,000  Ralph's Grocery Co., Sr. Sub. Note, 11.00%,
6/15/2005                                                 213,500
               FOOD PRODUCTS -- 0.1%
      100,000  International Home Foods, Inc., Sr. Sub. Note, 10.375%,
11/1/2006                                     102,000
       50,000 (a)MBW Foods Inc., Sr. Sub. Note, 9.875%,
2/15/2007                                                     49,750

Total                                                                                                151,750
               FOREST PRODUCTS -- 0.1%
      200,000  Four M Corp., Sr. Note, 12.00%,
6/1/2006                                                              198,000
               HEALTH CARE -- 1.4%
    1,000,000  Columbia/HCA Healthcare Corp., Note, 9.00%,
12/15/2014                                              1,126,910
      250,000  Dade International, Inc., Sr. Sub. Note, 11.125%,
5/1/2006                                            275,000
      500,000  Tenet Healthcare Corp., Sr. Note, 8.00%,
1/15/2005                                                    490,000
      250,000  Tenet Healthcare Corp., Sr. Sub. Note, 10.125%,
3/1/2005                                              269,375

Total                                                                                              2,161,285
               INDUSTRIAL PRODUCTS & EQUIPMENT -- 0.4%
       50,000 (a)Continental Global Group, Inc., Sr. Note, 11.00%,
4/1/2007                                           51,187
      150,000  Euramax International PLC, Sr. Sub. Note, 11.25%,
10/1/2006                                           157,125
      100,000  Hawk Corp., Sr. Note, 10.25%,
12/1/2003                                                               100,750
      100,000  International Knife & Saw, Inc., Sr. Sub. Note, 11.375%,
11/15/2006                                   102,000
       75,000 (a)MMI Products, Inc., Sr. Sub. Note, 11.25%,
4/15/2007                                                 77,625
       50,000 (a)Neenah Corp., Sr. Sub. Note, 11.125%,
5/1/2007                                                       51,500
       50,000  Unifrax Investment Corp., Sr. Note, 10.50%,
11/1/2003                                                  51,500

Total                                                                                                591,687

Federated Stock and Bond Fund, Inc.
   PRINCIPAL

AMOUNT
VALUE
 CORPORATE BONDS -- CONTINUED
               INSURANCE -- 0.3%
 $    500,000 (a)Pacific Mutual Life Insurance Company, Note, 7.90%, 12/30/2023
$         498,265
               LEISURE & ENTERTAINMENT -- 0.2%
      250,000  AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%,
3/15/2006                                             169,062
      175,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%,
6/15/2005                                       172,375

Total                                                                                                341,437
               MACHINERY & EQUIPMENT -- 0.2%
      100,000  Alvey Systems, Inc., Sr. Sub. Note, 11.375%,
1/31/2003                                                103,500
       50,000  Clark Material Handling Corp., Sr. Note, 10.75%,
11/15/2006                                            50,750
      100,000  Tokheim Corp., Sr. Sub. Note, 11.50%,
8/1/2006                                                        107,500

Total                                                                                                261,750
               METALS & MINING -- 0.0%
       50,000  Royal Oak Mines, Inc., Sr. Sub. Note, 11.00%,
8/15/2006                                                49,750
               OIL & GAS -- 0.9%
      100,000  Abraxas Petroleum Corp., Sr. Note, 11.50%,
11/1/2004                                                  106,500
    1,250,000  Husky Oil Ltd., Sr. Note, 7.125%,
11/15/2006                                                        1,227,700

Total                                                                                              1,334,200
               PRINTING & PUBLISHING -- 1.0%
      100,000  Affiliated Newspaper Investments, Inc., Sr. Disc. Note, 0/13.25%,

7/1/2006                                                                                               86,500
      250,000  K-III Communications Corp., Company Guarantee, Series B, 8.50%,

2/1/2006                                                                                              246,250
    1,000,000  News America Holdings, Inc., 10.125%,
10/15/2012                                                    1,122,530
      100,000  Petersen Publishing Co., L.L.C., Sr. Sub. Note, 11.125%,
11/15/2006                                   108,500

Total                                                                                              1,563,780
               PRODUCER MANUFACTURING -- 2.1%
    1,000,000  Anixter International, Inc., Company Guarantee, 8.00%,
9/15/2003                                    1,012,920
    1,000,000  Figgie International Holdings, Inc., Sr. Note, 9.875%,
10/1/1999                                    1,038,750

Federated Stock and Bond Fund, Inc.

   PRINCIPAL

AMOUNT
VALUE
 CORPORATE BONDS -- CONTINUED
               PRODUCER MANUFACTURING -- CONTINUED
 $  1,000,000  Joy Technologies, Inc., Sr. Note, 10.25%, 9/1/2003
$       1,092,540

Total                                                                                              3,144,210
               REAL ESTATE -- 1.1%
    1,275,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%,
7/1/2004                                        1,489,149
      100,000  Trizec Finance Ltd., Sr. Note, 10.875%,
10/15/2005                                                    110,000

Total                                                                                              1,599,149
               RETAIL TRADE -- 1.4%
    1,000,000  May Department Stores Co., Deb., 8.125%,
8/15/2035                                                  1,014,930
    1,000,000  Penney (J.C.) Co., Inc., Deb., 7.65%,
8/15/2016                                                       982,940
       50,000  Smith's Food & Drug Centers, Inc., Sr. Sub. Note, 11.25%,
5/15/2007                                    55,938

Total                                                                                              2,053,808
               SERVICES -- 3.1%
    1,000,000  Continental Cablevision, Sr. Deb., 9.50%,
8/1/2013                                                  1,121,820
      100,000  Heritage Media Corp., Sr. Sub. Note, 8.75%,
2/15/2006                                                 102,875
      100,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%,
3/15/2007                             100,000
      100,000 (a)KinderCare Learning Centers, Inc., Sr. Sub. Note, 9.50%,
2/15/2009                                   95,000
    1,300,000  Loewen Group Int'l., Sr. Note, 8.25%,
4/15/2003                                                     1,311,570
       50,000  Premier Parks, Inc., Sr. Note, 9.75%,
1/15/2007                                                        51,250
      150,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,

3/15/2005                                                                                             159,000
       50,000 (a)Ryder TRS, Inc., Sr. Sub. Note, 10.00%,
12/1/2006                                                    50,375
      100,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%,
5/15/2006                                              105,000
      150,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%,
9/30/2005                                      152,250
       50,000 (a)TCI Satellite Entertainment, Inc., Sr. Sub. Disc. Note, 0/12.25%,

2/15/2007                                                                                              26,500
      150,000  Viacom, Inc., Sub. Deb., 8.00%,
7/7/2006                                                              141,938
    1,000,000  WMX Technologies, Inc., Deb., 8.75%,
5/1/2018                                                       1,059,650
      100,000  Young Broadcasting, Inc., Sr. Sub. Note, 10.125%,
2/15/2005                                           101,500

Federated Stock and Bond Fund, Inc.

   PRINCIPAL

AMOUNT
VALUE
 CORPORATE BONDS -- CONTINUED
               SERVICES -- CONTINUED
 $     75,000  Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006
$          72,375

Total                                                                                              4,651,103
               SOVEREIGN GOVERNMENT -- 0.7%
    1,000,000  Quebec, Province of, Deb., 7.00%,
1/30/2007                                                           977,270
               SURFACE TRANSPORTATION -- 0.3%
      100,000  AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%,
11/15/2005                                      102,000
      100,000  Gearbulk Holding Limited, Sr. Note, 11.25%,
12/1/2004                                                 109,750
      100,000  Statia Terminals International N.V., 1st Mtg. Note, 11.75%,
11/15/2003                                103,500
      100,000  Stena AB, Sr. Note, 10.50%,
12/15/2005                                                                106,500

Total                                                                                                421,750
               STEEL -- 0.1%
      100,000  GS Technologies Operating Co., Inc., Sr. Note, 12.25%,
10/1/2005                                      106,250
               TECHNOLOGY -- 0.7%
    1,000,000  Kansas City, MO Redevelopment Authority, 7.65% (FSA LOC),

11/1/2018                                                                                             973,330
       50,000 (a)Tracor, Inc., Sr. Sub. Note, 8.50%,
3/1/2007                                                         49,125

Total                                                                                              1,022,455
               TELECOMMUNICATIONS & CELLULAR -- 0.8%
      175,000  Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/11.875%,
11/1/2006                                   109,812
      100,000 (a)McLeod, Inc., Sr. Disc. Note, 0/10.50%,
3/1/2007                                                     57,250
      150,000  Millicom International Cellular S. A., Sr. Disc. Note, 0/13.50%,
6/1/2006                             105,375
      100,000 (a)Qwest Communications International, Inc., Sr. Note, 10.875%,
4/1/2007                               102,250
      175,000  Teleport Communications Group, Inc., Sr. Disc. Note, 0/11.125%,

7/1/2007                                                                                              121,188
      750,000  U.S. West Capital Funding, Inc., Company Guarantee, 7.90%,
2/1/2027                                   741,383

Total                                                                                              1,237,258

Federated Stock and Bond Fund, Inc.

   PRINCIPAL

AMOUNT
VALUE
 CORPORATE BONDS -- CONTINUED
               UTILITIES -- 2.9%
 $    250,000  CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006
$         261,875
      100,000  Cellular Communications International, Inc., Sr. Disc. Note, 13.25%
               accrual,
8/15/2000                                                                                     72,500
       50,000 (a)Cellular Communications of Puerto Rico, Inc., Sr. Sub. Note, 10.00%,

2/1/2007                                                                                               48,187
    1,000,000 (a)Comcast Corp., 8.50%,
5/1/2027                                                                    1,018,310
      200,000  Comcast Corp., Sr. Sub. Deb., 9.375%,
5/15/2005                                                       205,000
      100,000  El Paso Electric Co., 1st Mtg. Note, 9.40%,
5/1/2011                                                  107,307
    1,000,000  Enersis S.A., Note, 7.40%,
12/1/2016                                                                  950,480
      100,000  Intermedia Communications of Florida, Inc., Sr. Disc. Note, 0/12.50%,

5/15/2006                                                                                              65,500
      150,000  International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%,
2/1/2006                                  97,875
    1,000,000  Michigan Bell Telephone Co., Deb., 7.85%,
1/15/2022                                                 1,047,500
      150,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%,
8/15/2004                                       109,688
      150,000  Paging Network, Inc., Sr. Sub. Note, 10.125%,
8/1/2007                                                136,125
      250,000  Vanguard Cellular Systems, Inc., Deb., 9.375%,
4/15/2006                                              246,250

Total                                                                                              4,366,597
                TOTAL CORPORATE BONDS (IDENTIFIED COST
$54,066,768)                                               54,902,222
 GOVERNMENT OBLIGATIONS -- 2.3%
               GOVERNMENT AGENCY SECURITIES -- 0.9% 500,000 Federal Home Loan
      Bank System, Deb., 4.94%,
1/15/1998                                                 494,700
    1,000,000  Federal National Mortgage Association, 0/8.62%,
3/9/2022                                              949,470

Total                                                                                              1,444,170

Federate Stock and Bond Fund, Inc.

   PRINCIPAL

AMOUNT
VALUE
 GOVERNMENT OBLIGATIONS -- CONTINUED
               MORTGAGE-BACKED SECURITIES -- 1.4%
      472,717  Federal National Mortgage Association, 9.00%, 11/1/2021
$         501,227
      712,175  Federal National Mortgage Association, 7.00%,
11/1/2007                                               711,064
       31,987  Federal National Mortgage Association, 7.50%,
9/1/2023                                                 31,888
      791,312  Government National Mortgage Association, 8.00%,
9/15/2024                                            805,904

Total                                                                                              2,050,083
                TOTAL GOVERNMENT OBLIGATIONS (IDENTIFIED COST $3,481,274)
                                      3,494,253
                TOTAL INVESTMENTS (IDENTIFIED COST $133,915,839)(B)
$     150,817,748

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1997, these securities amounted to $5,473,238 which represents 3.6% of net assets.

(b) The cost of investments for federal tax purposes amounts to $133,915,839. The net unrealized appreciation of investments on a federal tax basis amounts to $16,901,909 which is comprised of $18,587,697 appreciation and $1,685,788 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($150,420,367) at April 30, 1997.

The following acronyms are used throughout this portfolio:

ADR -- American Depository Receipt
FSA -- Financial Security Assurance
LOC -- Letter of Credit
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

FEDERATED STOCK AND BOND FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $133,915,839)                 $
150,817,748
 Income receivable
1,240,315
 Receivable for investments sold
759,425
 Receivable for shares sold
113,719
 Deferred expenses
4,928
    Total assets
152,936,135
 LIABILITIES:
 Payable for investments purchased                                                    $ 2,313,942
 Payable for shares redeemed                                                              169,814
 Accrued expenses                                                                          32,012
    Total liabilities
2,515,768
 NET ASSETS for 8,215,169 shares outstanding                                                      $
150,420,367
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                  $
123,627,231
 Net unrealized appreciation of investments
16,901,909
 Accumulated net realized gain on investments
9,253,375
 Undistributed net investment income
637,852
    Total Net Assets                                                                              $
150,420,367
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($148,381,553 / 8,103,737 shares outstanding)
$18.31
 Offering Price Per Share (100/94.50 of $18.31)*
$19.38
 Redemption Proceeds Per Share
$18.31
 CLASS B SHARES:
 Net Asset Value Per Share ($1,694,680 / 92,617 shares outstanding)
$18.30
 Offering Price Per Share
$18.30
 Redemption Proceeds Per Share (94.50/100 of $18.30)**
$17.29
 CLASS C SHARES:
 Net Asset Value Per Share ($344,134 / 18,815 shares outstanding)
$18.29
 Offering Price Per Share
$18.29
 Redemption Proceeds Per Share (99.00/100 of $18.29)**
$18.11

* See "Investing in the Fund" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STOCK AND BOND FUND, INC.

STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                                    $
829,864
 Interest
2,169,759
      Total income
2,999,623
 EXPENSES:
 Investment advisory fee                                                       $      524,651
 Administrative personnel and services fee                                             91,740
 Custodian fees                                                                         6,887
 Transfer and dividend disbursing agent fees and expenses                              81,683
 Directors'/Trustees' fees                                                              2,951
 Auditing fees                                                                          8,381
 Legal fees                                                                             3,801
 Portfolio accounting fees                                                             36,929
 Distribution services fee -- Class B Shares                                            3,203
 Distribution services fee -- Class C Shares                                              716
 Shareholder services fee -- Class A Shares                                           175,816
 Shareholder services fee -- Class B Shares                                             1,068
 Shareholder services fee -- Class C Shares                                               239
 Share registration costs                                                              18,480
 Printing and postage                                                                  15,802
 Insurance premiums                                                                     2,355
 Taxes                                                                                 11,403
 Miscellaneous                                                                          5,429
      Total expenses                                                                  991,534
 Waiver --
      Waiver of investment advisory fees                                       $    (127,226)
            Net expenses
864,308
                     Net investment income
2,135,315
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments
9,249,799
 Net change in unrealized appreciation of investments
52,958
      Net realized and unrealized gain on investments
9,302,757
            Change in net assets resulting from operations                                    $
11,438,072

(See Notes which are an integral part of the Financial Statements)

FEDERATED STOCK AND BOND FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                       ENDED           YEAR
                                                                                    (UNAUDITED)        ENDED
                                                                                     APRIL 30,       OCTOBER
31,
                                                                                        1997            1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                            $    2,135,315 $
4,698,067
 Net realized gain (loss) on investments ($9,249,799 and $13,291,068 net gain,
 respectively, as computed for federal tax purposes)                                   9,249,799
13,222,540
 Net change in unrealized appreciation (depreciation)                                     52,958
246,245
  Change in net assets resulting from operations                                      11,438,072
18,166,852
 NET EQUALIZATION CREDITS (DEBITS) --                                                    320,916
(105,828)
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Class A Shares                                                                     (2,088,961)
(4,746,649)
  Class B Shares
(9,319)              --
  Class C Shares
(2,158)              --
 Distributions from net realized gains
  Class A Shares                                                                    (13,236,606)
(9,454,029)
  Class B Shares
(45,261)              --
  Class C Shares
(10,132)              --
  Change in net assets resulting from distributions to shareholders                 (15,392,437)
(14,200,678)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                         38,337,576
35,914,004
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                                            12,666,137
11,037,554
 Cost of shares redeemed                                                            (27,738,823)
(54,691,774)
  Change in net assets resulting from share transactions                              23,264,890
(7,740,216)
  Change in net assets                                                                19,631,441
(3,879,870)
 NET ASSETS:
 Beginning of period                                                                 130,788,926
134,668,796
 End of period (including undistributed net investment income
 of $637,852 and $282,059, respectively)                                          $  150,420,367 $
130,788,926

(See Notes which are an integral part of the Financial Statements)

FEDERATED STOCK AND BOND FUND, INC.

FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SIX MONTHS
                               ENDED

(UNAUDITED)                                                                       YEAR ENDED
                              APRIL 30,                              YEAR ENDED OCTOBER 31,
DECEMBER 31,
                                1997      1996      1995      1994      1993     1992     1991   1990(A)
1989      1988
 NET ASSET VALUE,
 BEGINNING OF PERIOD           $18.96    $18.38    $16.25    $16.87    $15.91   $15.74   $13.60   $15.11
$14.94    $14.89
 INCOME FROM
 INVESTMENT OPERATIONS
 Net investment income           0.32      0.61      0.63      0.51      0.55     0.65     0.74     1.37
0.91      0.85
 Net realized and
 unrealized gain
 (loss) on investments           1.22      1.81      2.21     (0.59)     1.58     0.39     2.17    (2.22)
0.91      0.52
 Total from
 investment operations           1.54      2.42      2.84     (0.08)     2.13     1.04     2.91    (0.85)
1.82      1.37
 LESS DISTRIBUTIONS
 Distributions from
 net investment income          (0.28)    (0.63)    (0.62)    (0.54)    (0.56)   (0.68)   (0.77)   (0.66)
(0.94)    (0.86)
 Distributions from
 net realized gain on
 investments                    (1.91)    (1.21)    (0.09)       --     (0.61)   (0.19)      --       --
(0.71)    (0.46)
 Total distributions            (2.19)    (1.84)    (0.71)    (0.54)    (1.17)   (0.87)   (0.77)   (0.66)
(1.65)    (1.32)
 NET ASSET VALUE,
 END OF PERIOD                 $18.31    $18.96    $18.38    $16.25    $16.87   $15.91   $15.74   $13.60
$15.11   $14.94
 TOTAL RETURN(B)                 8.53%    14.57%    17.99%    (0.48)%   14.10%    7.94%   21.78%   (5.90)%
12.46%    9.28%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                        1.21%*    1.10%     1.07%     1.06%     1.04%    1.04%    1.01%    1.01%*
1.01%    1.00%
 Net investment income           3.02%*    3.44%     3.71%     3.23%     3.49%    4.15%    4.91%    5.77%*
5.82%    5.53%
 Expense waiver/
 reimbursement(c)                0.18%*    0.27%     0.31%     0.07%     0.20%    0.21%    0.45%    0.54%*
0.51%    0.39%
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)        $148,382  $130,694  $134,669  $125,382  $124,583  $95,387  $88,534  $79,003
$88,367  $90,504
 Average commission
 rate paid(d)                  $.0028    $.0307        --        --        --       --       --
--       --       --
 Portfolio turnover                41%       74%       68%       45%       51%      43%      72%
49%      26%     131%

* Computed on an annualized basis.

(a) Reflects operations for the ten-month period ended October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STOCK AND BOND FUND, INC.

FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        SIX MONTHS
                                                                           ENDED
                                                                        (UNAUDITED)      PERIOD ENDED
                                                                         APRIL 30,        OCTOBER 31,
                                                                           1997            1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $18.96          $17.89
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                      0.26            0.02
  Net realized and unrealized gain (loss) on investments                     1.22            1.05
  Total from investment operations                                           1.48            1.07
 LESS DISTRIBUTIONS
  Distributions from net investment income                                  (0.23)             --
  Distributions from net realized gain on investments                       (1.91)             --
  Total distributions                                                       (2.14)             --
 NET ASSET VALUE, END OF PERIOD                                            $18.30          $18.96
 TOTAL RETURN(B)                                                             8.18%           5.98%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                   1.98%*          1.96%*
  Net investment income                                                      2.22%*          3.52%*
  Expense waiver/reimbursement(c)                                            0.18%*          0.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                  $1,695             $94
  Average commission rate paid(d)                                          $.0028          $.0307
  Portfolio turnover                                                           41%             74%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 30, 1996 (date of initial public offering) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STOCK AND BOND FUND, INC.

FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         SIX MONTHS
                                                                            ENDED
                                                                         (UNAUDITED)     PERIOD ENDED
                                                                          APRIL 30,       OCTOBER 31,
                                                                            1997            1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                        $18.96          $17.89
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                        0.23            0.04
  Net realized and unrealized gain (loss) on investments                       1.24            1.03
  Total from investment operations                                             1.47            1.07
 LESS DISTRIBUTIONS
  Distributions from net investment income                                    (0.23)             --
  Distributions from net realized gain on investments                         (1.91)             --
  Total distributions                                                         (2.14)             --
 NET ASSET VALUE, END OF PERIOD                                              $18.29          $18.96
 TOTAL RETURN(B)                                                               8.12%           5.98%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                     1.94%*          2.03%*
  Net investment income                                                        2.16%*          1.94%*
  Expense waiver/reimbursement(c)                                              0.18%*          0.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                      $344              $2
  Average commission rate paid(d)                                            $.0028          $.0307
  Portfolio turnover                                                             41%             74%

* Computed on an annualized basis.

(a) Reflects operations for the period from August 30, 1996 (date of initial public offering) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FEDERATED STOCK AND BOND FUND, INC.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares and Class C Shares. The investment objectives of the Fund are to provide relative safety of capital with the possibility of long-term growth of capital and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  EQUALIZATION -- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at April 30, 1997 is as follows:

   SECURITY                                 ACQUISITION DATE  ACQUISITION COST
   Allied Waste North America, Inc.             12/05/96          $ 102,749
   American Radio Systems Corp.                 12/27/96             50,000
   Cellular Communications of Puerto Rico       1/31/97              73,237
   Collins & Aikman Floorcoverings              2/06/97              50,000
   Comcast Corp.                                5/01/97             998,290
   Continental Global Group, Inc.               4/01/97              50,000
   Diamond Cable Communications                 2/27/97              74,218
   Equitable Life                               12/01/95            993,630
   Fairchild Semiconductor Corp.                3/11/97              50,000
   Fairfield Manufacturing Co., Inc.            3/07/97              50,000
   ICON Fitness Corp.                           11/20/96             40,573
   KinderCare Learning Centers, Inc.            2/13/97             100,875
   MBW Foods Inc.                               2/10/97              51,000
   McLeod, Inc.                                 3/04/97              59,522
   MMI Products, Inc.                           4/16/97              75,000
   Neenah Corp.                                 4/30/97              51,813
   Pacific Mutual Life Insurance Co.            12/30/93            493,558
   Plastic Containers, Inc.                     12/17/96             50,000
   Qwest Communications International           3/31/97              99,688
   Reliance Industries                          1/15/97           1,250,000
   Renaissance Cosmetics, Inc.                  2/07/97              50,000
   Ryder TRS, Inc.                              11/25/96             50,000
   Sinclair Broadcast Group, Inc.               3/05/97              50,000
   TCI Satellite Entertainment, Inc.            2/20/97              28,297
   Tenaga Nasional Berhad                       1/16/96             474,925
   Tracor, Inc.                                 3/14/97              49,803
   Tultex Corp.                                 4/17/97              50,000

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At April 30, 1997, par value shares ($ 0.001 per share) authorized were as follows:

                  NUMBER OF PAR VALUE
CLASS NAME      CAPITAL STOCK AUTHORIZED

Class A Shares       750,000,000
Class B Shares       500,000,000
Class C Shares       500,000,000

Transactions in capital stock were as follows:

                                                          SIX MONTHS ENDED                  YEAR ENDED
                                                           APRIL 30, 1997                OCTOBER 31, 1996
 CLASS A SHARES                                      SHARES          AMOUNT          SHARES           AMOUNT
 Shares sold                                        2,056,865 $      36,409,644      2,010,466 $
35,819,180
 Shares issued to shareholders in payment of
 distributions declared                               716,375        12,602,278        635,946
11,037,554
 Shares redeemed                                   (1,560,909)      (27,698,531)    (3,082,912)
(54,691,774)
  Net change resulting from Class A Share
  transactions                                      1,212,331 $      21,313,391       (436,500) $
(7,835,040)
                                                         SIX MONTHS ENDED                 PERIOD ENDED
                                                          APRIL 30, 1997               OCTOBER 31, 1996(A)
 CLASS B SHARES                                      SHARES          AMOUNT          SHARES           AMOUNT
 Shares sold                                           87,019 $       1,595,121          4,930 $
93,028
 Shares issued to shareholders in payment of
 distributions declared                                 2,916            52,110
--                --
 Shares redeemed                                       (2,248)          (40,292)
--                --
  Net change resulting from Class B Share
  transactions                                         87,687 $       1,606,939          4,930 $
93,028
                                                         SIX MONTHS ENDED                  PERIOD ENDED
                                                          APRIL 30, 1997                OCTOBER 31, 1996(A)
 CLASS C SHARES                                      SHARES          AMOUNT          SHARES           AMOUNT
 Shares sold                                           18,059 $         332,811             98 $
1,796
 Shares issued to shareholders in payment of
 distributions declared                                   658            11,749
--                --
 Shares redeemed                                           --                --
--                --
  Net change resulting from Class C Share
  transactions                                         18,717 $         344,560             98 $
1,796
   Net change resulting from share
   transactions                                     1,318,735 $      23,264,890       (431,472) $
(7,740,216)

(a) For the period from August 30, 1996 (date of initial public offering) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to (a) a maximum of 0.55% of the average daily net assets of the Fund, and (b) 4.5% of the annual gross income of the Fund, excluding capital gains or losses.

  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses of the average daily net assets of each class as follows:

                PERCENTAGE OF
                AVERAGE DAILY
               CLASS NET ASSETS

  Class A Shares 0.25% Class B Shares 0.75% Class C Shares 0.75%

  For the period ended April 30, 1997, Class A Shares did not incur a distribution services fee.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

  Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

  PURCHASES       $72,010,657
  SALES           $58,027,486

Directors
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

Officers
John F. Donahue
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic] Federated Investors
Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
8080105 (6/97) [Graphic]


                  Federated Stock and Bond Fund, Inc. Appendix

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 12/31/68 to 4/30/97. The "y" axis is measured in increments of $50,000 ranging from $0 to $300,000 and indicates that the ending value of hypothetical initial investment of $29,000 in the Class A Shares of Federated Stock and Bond Fund, Inc., assuming the reinvestment of capital gains and dividends,would have grown to $292,034 on 4/30/97.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 12/31/68 to 4/30/97. The "y" axis is measured in increments of $34,000 ranging from $0 to $170,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the Class A Shares of Federated Stock and Bond Fund, Inc., assuming the reinvestment of capital gains and dividends,would have grown to $168,330 on 4/30/97.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text beneath it. The "x" axis reflects computation periods from 4/30/87 to 4/30/97. The "y" axis is measured in increments of $12,400 ranging from $0 to $62,000 and indicates that the ending value of a hypothetical initial investment of $5,000 and subsequent monthly investments of $250 over 10 years in the Class A Shares of Federated Stock and Bond Fund, Inc. would have grown to $61,675 on 4/30/97.